Assets Held For Sale and Sales of Real Estate Assets Table (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 28, 2014
Assets Held-for-sale, Not Part of Disposal Group [Abstract]
Assets held for sale	[1]	$ 206,422	$ 5,645

[1]	(6)See Note 7 for information regarding assets held for sale.